CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Payable, Accrued and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable, Accrued and Other Liabilities
Trade accounts payable for property and equipment	$ 1,057.7
Operating lease liabilities, current	$ 84.9	$ 13.1
Operating lease liabilities - current , Balance sheet location	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities
Trade accounts payable for other services	$ 24.6	$ 17.3
Government grant liability, current	17.5
Salary and other compensation to employees payable	14.2	10.9
Unused vacation reserve accrued	7.6	4.8
Tax liabilities accrued	0.4	181.9
Other liabilities	3.2
Accounts payable, accrued and other liabilities	$ 1,210.1	$ 228.0